7. SALE OF ASSETS	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
7. SALE OF ASSETS

In fiscal year 2012, the Company sold equipment that was previously written off for proceeds totaling $10,226 and recorded a gain of $10,226.  In fiscal year 2011, the Company sold equipment that was previously written off for proceeds totaling $35,967 and recorded a gain of $35,967. These gains are included within operating expenses in the accompanying consolidated statements of operations.